Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 2,080	$ 4,071
Trade receivables	891	326
VAT recoverable	2,761	3,439
Inventories	1,162	2,087
Other current assets	1,985	2,320
Total current assets	8,879	12,243
Non-current assets
Property, plant and equipment	3,564	9,044
Mineral rights	20,514	20,273
Total assets	32,957	41,560
Current liabilities
Trade and other payables	5,915	8,143
VAT payable	2,155	1,839
Convertible debentures	10,646
Lease liabilities	168	212
Provision for litigation	22,179	22,162
Provisions	1,856	1,795
Total current liabilities	42,919	34,151
Non-current liabilities
Convertible debentures		9,238
Provisions	1,933	1,813
Deferred tax liabilities	760	612
Lease liabilities	90	233
Total liabilities	45,702	46,047
Shareholders’ deficit
Share capital	140,387	138,961
Contributed surplus	34,677	34,568
Accumulated other comprehensive loss	(15,428)	(15,851)
Deficit	(172,381)	(162,165)
Total shareholders’ deficit	(12,745)	(4,487)
Total liabilities and shareholders’ deficit	$ 32,957	$ 41,560